Label	Element	Value
SDIT GOVERNMENT II FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000701939_SupplementTextBlock

SEI DAILY INCOME TRUST

Government II Fund

(each, a "Fund," and together, the "Funds")

Supplement dated April 14, 2016
to each of the Funds' Class A Shares Prospectus dated May 31, 2015, as amended on
February 12, 2016, and the Government Fund's Class CAA Shares Prospectus dated
October 27, 2015 (the "Prospectuses")

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

Pursuant to recent changes to disclosure requirements applicable to money market funds, the Prospectuses are hereby amended and supplemented as set forth below.

Risk/Return [Heading]	rr_RiskReturnHeading	SDIT GOVERNMENT II FUND
Risk [Heading]	rr_RiskHeading	Addition to the Funds' Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Under the section titled "Principal Risks," in the Fund Summary for each Fund, the following sentence is hereby added to the second to last paragraph of each section:

"The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time."

There are no other changes to the Prospectuses.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE